Short-Term Investments	6 Months Ended
Jun. 30, 2026
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS

Note 4 — SHORT-TERM INVESTMENTS

The following table summarizes the Company’s short-term investments measured at fair value as of June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Money market funds, at cost	$152	$2,921
Equity securities, at cost	190,025	-
Gain from changes in fair value-Money market funds	-	9
Gain from changes in fair value-Equity securities	272,723	-
Total short-term investments	$462,900	$2,930

As of June 30, 2026, the cost of the money market funds and equity securities held by the Company was $152 and $190,025, respectively, with corresponding changes in fair value of nil and $272,723 during the six months then ended. As of December 31, 2025, the fair value of the Taikang Kaitai US Dollar Money Market Fund held by the Company was $2,930, resulting in investment income from changes in fair value of $9.